Consolidated Balance Sheets	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Current Assets
Cash And Cash Equivalents	$ 2,257,855	$ 2,690,146
Short-term Investments (note 3)	550,000	341,261
Accounts Receivable (note 4)	841,567	965,548
Prepaid Expenses And Deposits (note 5)	265,436	77,532
Total Current Assets	3,914,858	4,074,487
Long Term Assets
Deposits (note 6)	234,475	425,830
Property And Equipment (note 7)	624,763	707,326
Right Of Use Assets (note 8)	1,943,252	1,991,772
Intellectual Property (note 9)	14,867,023	16,285,333
Total Assets	21,584,371	23,484,748
Current Liabilities
Accounts Payable And Accrued Liabilities (note 10, 25)	500,625	440,537
Contract Obligations (note 11)	0	127,507
Current Portion Of Long-term Debt (note 12)	64,815	0
Current Portion Of Lease Obligation (note 13)	532,936	687,991
Total Current Liabilities	1,098,376	1,256,035
Long-term Liabilities
Long-term Debt (note 12)	935,185	0
Long-term Lease Obligations (note 13)	1,369,668	1,401,847
Asset Retirement Obligation (note 14)	22,337	22,741
Total Long-term Liabilities	2,327,190	1,424,588
Total Liabilities	3,425,566	2,680,623
Shareholders' Equity
Common Shares (note 16): - Authorized Unlimited Issued: 65,250,710 (2020 - 64,437,790) Common Shares	95,779,352	95,327,123
Contributed Capital	9,381,966	9,355,716
Deficit (note 2)	(87,002,513)	(83,878,714)
Total Shareholders' Equity	18,158,805	20,804,125
Total Liabilities And Shareholders' Equity	$ 21,584,371	$ 23,484,748